The Merger Fund (Prospectus Summary) | The Merger Fund
FUND SUMMARY
Investment Objective:
The Fund seeks to achieve capital growth by engaging in merger arbitrage.

Fees and Expenses of the Fund:
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	The Merger Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The Merger Fund
Management Fees	0.88%
Distribution and/or Service (12b-1) Fees	0.25%
Interest Expense, Borrowing Expense on Securities Sold Short and Dividends on Securities Sold Short	0.62%
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	1.99%

Example
The example below is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then either redeem all of your shares at the end of those periods or do not redeem your shares. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
The Merger Fund	202	649	1,123	2,432

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 292.79%

of the average value of its portfolio.

Principal Investment Strategies:
Under normal market conditions, the Fund invests at least 80% of its total assets principally in the common stock,preferred stock and, occasionally, warrants of companies which are involved in publicly announced mergers, takeovers, tender offers,

leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of such transactions. The Fund is permitted to hold both long and short positions in foreign securities. The Fund engages in active trading and may invest a portion of its assets to seek short-term capital appreciation. The Adviser believes that the

Fund's investment results should be less volatile than the returns typically associated with conventional equity investing.

Principal Risks:
You could lose money by investing in the Fund. The principal risk associated with the Fund's merger-arbitrage investment strategy is that certain of the proposed reorganizations in which the Fund invests may be renegotiated or terminated, in which case losses may be realized.

Investments in foreign companies involved in pending mergers, takeovers and other corporate reorganizations may entail political, cultural, regulatory,

legal and tax risks different from those associated with comparable transactions in the United States. If securities are denominated in a foreign currency, there is a risk that the value in U.S. dollars of the foreign securities held by the

Fund that are not U.S. dollar-denominated may be affected favorably or unfavorably by changes in exchange rates and exchange-control regulations, and the Fund may incur costs in connection with conversions between various currencies. Also, in conjunction with its investments in foreign securities, the

Fund will normally attempt but is not required to hedge its exposure to foreign currencies. Such hedging activities involve additional expenses and, in the case of reorganizations that are terminated, the risk of loss when the currency hedge is unwound. There is no assurance that any such hedging techniques will be successful. In conjunction with its investments in foreign securities, the Fund may employ equity swap contracts and other derivatives.

Merger arbitrage portfolios may have higher turnover rates than portfolios of typical long-only funds. This may result in increased transaction costs to the

Fund, which could impact the Fund's performance. The sale of portfolio securities also may result in the recognition of capital gain, which will be taxable to shareholders when distributed to them, or loss.

Annual Total Return:
The information in the bar chart and table shown below provides some indication of the risks of investing in the Fund but does not reflect the deduction of taxes that a shareholder would pay on distributions or redemptions. The bar chart shows changes in the Fund's performance from year to year over a ten-year period. The table following the bar chart shows how the Fund's average annual returns for 1, 5 and 10 years compared with those of the S&P 500 Index, a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at http://www.mergerfund.com.

Total Return as of 12/31 for each year

During the ten-year period shown in the above chart, the highest quarterly return was 5.08% (for the quarter ended June 30, 2003) and the lowest quarterly return was -5.87% (for the quarter ended June 30, 2002).

Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
The Merger Fund	Return Before Taxes	1.66%	2.80%	3.29%
The Merger Fund After Taxes on Distributions	Return After Taxes on Distributions	0.78%	2.00%	2.46%
The Merger Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.20%	1.99%	2.38%
The Merger Fund S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as

401(k) plans or individual retirement accounts.